SHARE CAPITAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Oct. 28, 2020 USD ($)
Reconciliation of number of shares outstanding [abstract]
Shares issued under options (shares) | shares	1,712,000		438,000
Balance at beginning of period	$ (32,123)	[1]	$ 41,975
Shares issued under DSUs	(105)
Shares issued under options	4,653		1,270
Shares issued under PRSUs	(40)		(565)
Balance at end of period	$ 25,774		$ (32,123)	[1]
Common shares
Reconciliation of number of shares outstanding [abstract]
Authorized capital					$ 50,000
Share Capital | Common shares
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period (shares) | shares	109,385,063		108,819,009
Shares issued under DSUs (shares) | shares	135,557
Shares issued under options (shares) | shares	1,711,680		437,772
Shares issued under PRSUs (shares) | shares	81,295		128,282
Balance at end of period (shares) | shares	111,313,595		109,385,063
Balance at beginning of period	$ 910,205		$ 908,035
Shares issued under DSUs	176
Shares issued under options	7,376		2,054
Shares issued under PRSUs	256		116
Balance at end of period	$ 918,013		$ 910,205

[1]	Please refer to Note 28 for information on revised prior period comparatives.